Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
General and administrative expenses	$ 731,829	$ 216,976	$ 990,862	$ 18,208
Loss from operations	(731,829)	(216,976)	(990,862)	(18,208)
Other income (expense):
Change in fair value of warrant liabilities	1,668,750	3,818,250	4,953,000	(180,000)
Loss on initial issuance of private warrants		(162,000)	(162,000)	(1,140,000)
Transaction costs allocable to warrant liabilities				(24,853)
Interest earned on marketable securities held in Trust Account	18,319	26,175	41,206
Total other income, net	1,687,069	3,682,425	4,832,206	(1,344,853)
Income before income taxes	955,240	3,465,449
Provision for income taxes		(4,342)
Net income	$ 955,240	$ 3,461,107	$ 3,841,344	$ (1,363,061)
Basic and diluted weighted average shares outstanding of common stock (in Shares)	21,562,500	21,437,500	21,537,775	4,119,863
Basic and diluted net income per common stock (in Dollars per share)	$ 0.04	$ 0.16	$ 0.18	$ (0.33)
Basic and diluted weighted average shares outstanding of common stock (in Shares)			21,562,500	4,119,863
Basic and diluted net income (loss) per common share (in Dollars per share)			$ 0.18	$ (0.33)